Summary of Significant Accounting Policies - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2019
Electronic equipment
Property, Plant and Equipment, Net
Estimated useful life	3 years
Motor vehicles
Property, Plant and Equipment, Net
Estimated useful life	3 years
Minimum | Office equipment and furniture
Property, Plant and Equipment, Net
Estimated useful life	3 years
Maximum | Office equipment and furniture
Property, Plant and Equipment, Net
Estimated useful life	5 years